Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
INCOME TAXES

14. INCOME TAXES

The Company was incorporated in the state of Nevada. Under the current law of Nevada, the Company is not subject to state corporate income tax. No provision for federal corporate income tax has been made in the financial statements as there are no assessable profits.

Energetic Mind was incorporated in the British Virgin Islands (“BVI”). Under the current law of the BVI, Energetic Mind is not subject to tax on income.

Ricofeliz Capital was incorporated in Hong Kong. No provision for Hong Kong profits tax has been made in the financial statements as there are no assessable profits.

Wuhan Newport was incorporated in the PRC, was governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%.

Income tax expenses for the years ended December 31, 2016 and 2015 are summarized as follows:

	Years Ended December 31,
	2016	2015

Current	$-	$-
Deferred tax benefit	$1,143,595	$1,378,700

A reconciliation of the income tax benefit determined at the PRC EIT income tax rate to the Company’s effective income tax benefit is as follows:

	Years Ended December 31,
	2016	2015

EIT at the PRC statutory rate of 25%	$3,467,419	$1,940,140
Valuation allowance	(2,323,824)	(561,440)
	$1,143,595	$1,378,700

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the years ended December 31, 2016 and 2015, the Company had no unrecognized tax benefits.

The Company does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Company will classify interest and penalties related to income tax matters, if any, in income tax expense.

Deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements at each year-end and tax loss carry forwards. The tax effects of temporary differences that give rise to the following approximate deferred tax assets and liabilities as of December 31, 2016 and 2015 are presented below.

	December 31,
	2016	2015
Deferred tax assets
Operating loss carry forward	$372,075	$303,237
Excess of interest expenses	1,887,225	1,398,582
Accrued expenses	2,213,281	1,912,600
	$4,472,581	$3,614,419

The Company had net operating losses carry forward of $1,423,666 as of December 31, 2016 which will expire on various dates between December 31, 2018 and 2020.